DEBT AND EQUITY FINANCING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Notes payable consists of the following (in thousands):

	December 31,	September 30,
	2015	2016
Note payable, convertible debt	$38	$38
Due to Monster, Inc.	450	—
Interest and loan origination fee accrued related to promissory notes payable and accrued at issuance	1,108	—
Promissory notes payable, 2015 bridge loans, net of debt discount of $563 and $0, respectively, and net of debt issuance cost of $483 and $0, respectively	1,909	—
Total	$3,505	$38

Notes payable consists of the following:

	December 31, 2014	December 31, 2015
Note payable, convertible debt	$35,000	$38,000
Due to Monster, Inc.	—	450,000
Interest and loan origination fee accrued related to promissory notes payable and accrued at issuance	—	1,108,000
Promissory notes payable, 2015 bridge loans, net $563,000 debt discount	—	2,392,000
Total	$35,000	$3,988,000